As filed with the Securities and Exchange Commission on May 29, 2009
                                     Investment Company Act File Number 811-4922

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                   California Daily Tax Free Income Fund, Inc.
               (Exact name of registrant as specified in charter)

                                600 Fifth Avenue
                               New York, NY 10020
               (Address of principal executive offices) (Zip code)

                                Joseph Jerkovich
                     c/o Reich & Tang Asset Management, LLC
                                600 Fifth Avenue
                            New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-830-5200

Date of fiscal year end: December 31
Date of reporting period: March 31, 2009

Item 1: Schedule of Investments
--------------------------------------------------------------------------------
CALIFORNIA DAILY TAX FREE INCOME FUND, INC.
SCHEDULE OF Net Assets
MARCH 31, 2009
(UNAUDITED)
================================================================================

                                                                                                                      Ratings (a)
                                                                                                                   -----------------
   Face                                                                           Maturity  Interest    Value               Standard
  Amount                                                                            Date      Rate     (Note 1)    Moody's  & Poor's
  ------                                                                            ----      ----      ------     -------  --------
Tax Exempt Commercial Paer (8.42%)
------------------------------------------------------------------------------------------------------------------------------------
$ 6,970,000 California State University Institute - Series A
            LOC State Street Bank & Trust Company/JPMorgan Chase Bank, N.A.       05/08/09     0.45%  $ 6,970,000     P-1      A-1+
  2,160,000 California State University Institute - Series A
            LOC State Street Bank & Trust Company/JPMorgan Chase Bank, N.A.       05/06/09     0.50     2,160,000     P-1      A-1+
  5,000,000 Contra Costa Transportation Authority Subordinate Sales Tax Revenue
            (Limited Tax Bonds) - Series A
            LOC Bank of America, N.A.                                             05/05/09     0.40     5,000,000     P-1      A-1+
  3,000,000 Ventura County, CA Public Financing Authority Lease Revenue
            LOC Bank of Nova Scotia                                               05/07/09     0.40     3,000,000     P-1      A-1+
-----------                                                                                           -----------
 17,130,000 Total Tax Exempt Commercial Paper                                                          17,130,000
-----------                                                                                           -----------
Tax Exempt General Obligation Notes & Bonds (13.39%)
------------------------------------------------------------------------------------------------------------------------------------
$ 6,800,000 Ceres Unified School District (Stanislaus County), CA 2008 TRAN       07/08/09     1.83%  $ 6,820,962              SP-1+
  3,000,000 Commonwealth of Puerto Rico TRAN - Series 2009 A4
            LOC KBC Bank, N.V.                                                    07/30/09     2.39     3,008,288    MIG-1     SP-1+
  5,000,000 Dublin Unified School District (County of Alameda), CA 2008 TRAN      07/14/09     1.75     5,010,500              SP-1+
  5,000,000 Liberty Union High School District (County of Contra Costa), CA
            2008 TRAN                                                             07/02/09     1.70     5,016,100    MIG-1
  3,370,000 Petaluma City Elementary School District (Sonoma County), CA
            2008 TRAN                                                             07/02/09     1.68     3,381,022              SP-1+
  4,000,000 Rincon Valley Union Elementary School District (Sonoma County), CA
            2008 TRAN                                                             07/14/09     1.70     4,008,960              SP-1+
-----------                                                                                           -----------
 27,170,000 Total Tax Exempt General Obligation Notes & Bonds                                          27,245,832
-----------                                                                                           -----------

Variable Rate Demand Instruments (b) (82.12%)
------------------------------------------------------------------------------------------------------------------------------------
$ 4,490,000 Alameda - Contra Costa, CA Schools Financing Authority
            (Capital Improvement Financing Project) - Series K
            LOC KBC Bank, N.V.                                                    08/01/32     0.35%  $ 4,490,000              A-1
  2,040,000 Association for Bay Area Government Finance Authority for Nonprofit
            Corporations Revenue Refunding COPs (America Baptist Homes of
            the West Facilities Project) - Series 1998B
            LOC U.S. Bank, N.A.                                                   10/01/27     0.20     2,040,000              A-1+
    500,000 Association for Bay Area Government Finance Authority for Nonprofit
            Corporations Revenue Refunding COPs (America Baptist Homes of
            the West Facilities Project) - Series 2002A
            LOC U.S. Bank, N.A.                                                   10/01/27     0.20       500,000              A-1+
  4,900,000 Association for Bay Area Government Finance Authority for Nonprofit
            Corporations Refunding and Revenue Bonds (Valley Christian Schools)
            LOC Bank of America, N.A.                                             11/01/32     0.20     4,900,000   VMIG-1
    650,000 California Educational Facilities Authority RB
            (Stanford University) - Series S-4                                    11/01/50     0.20       650,000   VMIG-1     A-1+
  4,160,000 California Educational Facilities Authority RB
            (University of San Francisco) - Series 2003
            LOC Allied Irish Banks PLC                                            05/01/33     1.25     4,160,000   VMIG-1
    560,000 California HFFA RB (Adventist Hospital/West -
            Sutter Health Revolving Loan Pool) - Series 1991A
            LOC U.S. Bank, N.A.                                                   08/01/21     0.27       560,000   VMIG-1     A-1+
    670,000 California HFFA RB (Adventist Hospital/West -
            Sutter Health Revolving Loan Pool) - Series 2002A
            LOC Wachovia Bank, N.A.                                               09/01/25     0.25       670,000   VMIG-1
    100,000 California HFFA RB (Adventist Hospital/West -
            Sutter Health Revolving Loan Pool) - Series 2002B
            LOC Wachovia Bank, N.A.                                               09/01/25     0.25       100,000   VMIG-1
  1,400,000 California Infrastructure & Economic Development Bank RB
            (The J Paul Getty Trust) - Series 2003D                               04/01/33     0.20     1,400,000   VMIG-1     A-1+
  2,000,000 California Infrastructure & Economic Development Bank RB
            (The Colburn School) - Series 2008
            LOC Allied Irish Banks PLC                                            08/01/37     1.60     2,000,000              A-1
    400,000 California PCFA Pollution Control Refunding RB
            (Pacific Gas and Electric Company) - Series 1996F
            LOC JPMorgan Chase Bank, N.A.                                         11/01/26     0.20       400,000              A-1+
  1,100,040 California PCFA Pollution Control Refunding RB
            (Pacific Gas and Electric Company) - Series 1996C
            LOC JPMorgan Chase Bank, N.A.                                         11/01/26     0.25     1,100,040              A-1+
  3,480,000 California School Facilities Financing Corporation COPs
            (Capital Improvement Financing Projects Series B)
            Long Beach, Moorpark & San Francisco Unified School Districts
            LOC Bayerische Hypo-und Vereinsbank, A.G.                             07/01/24     0.26     3,480,000   VMIG-1
  1,650,000 California State Department of Water Resources
            Power Supply RB - Series 2002B-2
            LOC BNP Paribas                                                       05/01/22     0.20     1,650,000   VMIG-1     A-1+
    600,000 California State Department of Water Resources
            Power Supply RB - Series 2002B-4
            LOC Bayerische Landesbank                                             05/01/22     0.15       600,000   VMIG-1     A-1+
    300,000 California State GO Bonds Kindergarten University Public Education
            Facilities Bonds - Series 2004A-1
            LOC Citibank/California State Teachers Retirement System              05/01/34     0.30       300,000   VMIG-1     A-1+
    800,000 California State GO Bonds Kindergarten University Public Education
            Facilities Bonds - Series 2004B-1
            LOC Citibank/State Street/National Australia Bank                     05/01/34     0.30       800,000   VMIG-1     A-1+
    300,000 California State GO Bonds Kindergarten University Public Education
            Facilities Bonds - Series 2004B-3
            LOC Citibank/State Street/National Australia Bank                     05/01/34     0.20       300,000   VMIG-1     A-1+
  4,420,000 California Statewide Communities Development Authority MHRB
            (Bay Vista at Meadow Park Apartment Project) - Series 2003 NN1(c)
            Guaranteed by Federal National Mortgage Association                   12/15/37     0.55     4,420,000              A-1+
  8,000,000 California Statewide Communities Development Authority MHRB
            (Westgate Pasadena Apartment Project) - Series 2007G (c)
            LOC Bank of America, N.A.                                             04/01/42     0.50     8,000,000   VMIG-1
  2,600,000 California Statewide Communities Development Authority RB
            (Rady Children's Hospital, San Deigo) - Series 2008B
            LOC Bank of the West                                                  08/15/47     0.20     2,600,000   VMIG-1     A-1+
  2,000,000 California Statewide Communities Development Authority RB
            (North Peninsula Jewish Campus) - Series 2004
            LOC Bank of America, N.A.                                             07/01/34     0.30     2,000,000   VMIG-1
  1,320,000 Carlsbad, CA MHRB
            (Santa Fe Ranch Apartments Project) - Series 1993A
            Guaranteed by Federal Home Loan Mortgage Corporation                  06/01/16     0.46     1,320,000   VMIG-1
  6,800,000 City of Upland, CA Apartment Development Revenue
            Refunding Bonds (Mountain Springs) - Series 1998A
            Guaranteed by Federal National Mortgage Association                   11/15/28     0.35     6,800,000              A-1+
  5,000,000 City of Stockton, CA
            (Dameron Hospital Association) - Series 2002
            LOC Citibank, N.A.                                                    12/01/32     0.25     5,000,000   VMIG-1
  1,020,000 Colton, CA Redevelopment Agency Multifamily Revenue 1985 Issue A
            LOC Federal Home Loan Bank                                            05/01/10     0.40     1,020,000              A-1+
    400,000 County of Contra Costa, CA Multifamily Mortgage Revenue Refunding Bond
            (Rivershore Apartments Project) - Series 1992B
            Collateralized by Federal National Mortgage Association               11/15/22     0.35       400,000              A-1+
  3,500,000 County of San Mateo, CA MHRB
            (Pacific Oaks Apartments Project) - Series 1987A (c)
            LOC Wells Fargo Bank, N.A.                                            07/01/17     0.42     3,500,000   VMIG-1
  4,400,000 Fremont, CA COPs (1998 Family Resource Center Financing Project)
            LOC KBC Bank, N.V.                                                    08/01/28     0.30     4,400,000              A-1+
    956,000 Irvine, CA Limited Obligation Improvement Bond
            Assessment District # 00-18 Series A
            LOC Bank of New York Mellon                                           09/02/26     0.30       956,000   VMIG-1
    977,000 Irvine, CA Limited Obligation Improvement Bond
            Assessment District # 03-19 Series A
            LOC Bank of New York Mellon/
            California State Teachers Retirement System                           09/02/29     0.30       977,000   VMIG-1
    300,000 Irvine, CA Limited Obligation Improvement Bond
            Assessment District # 04-20 Series A
            LOC KBC Bank, N.V.                                                    09/02/30     0.30       300,000   VMIG-1
  2,600,000 Irvine, CA Limited Obligation Improvement Bond
            Assessment District # 05-21 Series A
            LOC Bank of New York Mellon /
            California State Teachers Retirement System                           09/02/31     0.30     2,600,000   VMIG-1
    300,000 Irvine, CA Limited Obligation Improvement Bond
            Assessment District # 94-13 (Oak Creek)
            LOC State Street Bank & Trust Company                                 09/02/22     0.30       300,000   VMIG-1     A-1+
    200,000 Irvine, CA Limited Obligation Improvement Bond
            Assessment District # 94-15 (Orange County, CA)
            LOC State Street Bank & Trust Company                                 09/02/20     0.30       200,000   VMIG-1     A-1+
  1,000,000 Irvine Ranch, CA Water District Consolidated Series 1988
            Improvement District # 182 Series A
            LOC Landesbank Hessen Thuringen Girozentrale                          11/15/13     0.20     1,000,000              A-1+
    900,000 Irvine Ranch, CA Water District Consolidated Series 1995
            GO of Improvement District #s 105, 140, 240 &  250
            LOC State Street Bank & Trust Company                                 01/01/21     0.20       900,000   VMIG-1     A-1+
 11,390,000 Irvine Ranch, CA Water District Consolidated Series 2008B
            GO of Improvement District #s 105, 113, 213 &  250
            LOC Landesbank Baden-Wurttemberg                                      05/01/37     0.18    11,390,000   VMIG-1     A-1+
    700,000 Irvine Ranch, CA Water District GO of Improvement District # 282 Series A
            LOC Landesbank Hessen Thuringen Gironzentrale                         11/15/13     0.20       700,000              A-1+
    700,000 Irvine Ranch, CA Water District Waterworks Bond Series 1988
            Improvement District # 284 Series A
            LOC Landesbank Hessen Thuringen Gironzentrale                         11/15/13     0.20       700,000              A-1+
  1,700,000 King George County, VA IDA (Birchwood Power Partners, L.P. Project)
            - Series 1995 (c)
            LOC Bank of Nova Scotia                                               11/01/25     0.40     1,700,000              A-1+
  5,030,000 Lake Elsinore, CA Recreation Authority Revenue Refunding Bonds
            (Public Facilities Project) - Series 2000A
            Guaranteed by California State Teachers Retirement System             02/01/32     0.35     5,030,000              A-1+
  3,300,000 Los Angeles, CA Housing Authority MHRB
            (Malibu Meadows Project) - Series 1998B
            Collateralized by Federal National Mortgage Association               04/15/28     0.35     3,300,000              A-1+
  5,100,000 New York Local Government Assistance Corporation
            (A Public Benefir Corporation of the State of New York) - Series 1995D
            LOC Societe General                                                   04/01/25     0.30     5,100,000   VMIG-1     A-1+
  2,100,000 Oakland-Alameda County Coliseum Authority, CA
            Lease RB (Oakland Coliseum Project) - Series C-1
            LOC Bank of America/ California State Teachers Retirement System      02/01/25     0.30     2,100,000   VMIG-1     A-1+
  1,500,000 Orange County, CA Irvine Coast Assessment District # 88-1
            Improvement Bond Act 1915
            LOC KBC Bank, N.V.                                                    09/02/18     0.25     1,500,000   VMIG-1     A-1+
  1,000,000 Palm Beach County, FL RB
            (Norton Gallery and School of Art, Inc. Project) - Series 1995
            LOC Northern Trust                                                    05/01/25     0.54     1,000,000              A-1+
 15,325,000 Pomona, CA COPs (Mt. San Antonio Gardens Project) Series 2004
            LOC HSH Nordbank                                                      01/01/34     0.28    15,325,000              A-1+
  3,600,000 Redevelopment Agency of the City of Pittsburg Los Medanos Community
            Development Project Subordinate Tax Allocation Bonds - Series 2004A
            LOC State Street Bank & Trust Company/
            California State Teachers Retirement System                           09/01/35     0.25     3,600,000              A-1+
  2,200,000 Riverside County, CA 1985 COPs (ACES) Type One Series A
            LOC State Street Bank & Trust Company                                 12/01/15     0.25     2,200,000   VMIG-1     A-1+
    200,000 Rohnert Park, Sonoma County, CA
            MHRB (Crossbrook Apartments) - Series 1995A
            Guaranteed by Federal National Mortgage Association                   06/15/25     0.35       200,000              A-1+
  6,800,000 Sacramento County, CA  1990 COPs
            (Administration Center and Court House Project)
            LOC Bayerische Landesbank                                             06/01/20     0.25     6,800,000   VMIG-1     A-1+
  3,095,000 Sacramento, CA Multifamily Housing Revenue Refunding Bond
            (Smoketree Apartments) - 1990 Issue A
            Collateralized by Federal National Mortgage Association               04/15/10     0.34     3,095,000              A-1+
  2,700,000 San Bernardino County, CA COPs
            (County Center Refinancing Project) - Series 1996
            LOC BNP Paribas                                                       07/01/15     0.22     2,700,000   VMIG-1     A-1+
  2,000,000 San Bernardino County, CA Multifamily Mortgage RB
            (Parkview Place Apartments) - Series 2004A
            Collateralized by Federal National Mortgage Association               02/15/27     0.35     2,000,000              A-1+
  5,500,000 San Francisco, CA Redevelopment Agency of City & County
            (Filmore Center) - Series A1
            Guaranteed by Federal Home Loan Mortgage Corporation                  12/01/17     0.46     5,500,000              A-1+
  2,000,000 Santa Clara County, El Camino California Hospital District  Hospital Facility
            Authority Revenue (1985 Valley Medical Central Project) - Series A
            LOC State Street Bank & Trust Company                                 08/01/15     0.25     2,000,000   VMIG-1
  2,675,000 Santa Clara County, CA MHRB
            (Grove Garden Apartments) - Series 1997A
            Collateralized by Federal National Mortgage Association               02/15/27     0.35     2,675,000              A-1+
  2,205,000 Schenectady County Industrial Development Agency MultiMode Demand
            Civic Facility RB (Sunnyview Hospital and Rehabilitation Center
            Project) - Series 2003B
            LOC Key Bank, N.A.                                                    08/01/33     0.65     2,205,000   VMIG-1
  6,870,000 Seminole County, CA IDA Healthcare Facilities RB
            (Hospice of the Comforter Project) - Series 2006
            LOC Fifth Third Bank                                                  12/01/25     2.15     6,870,000              A-1+
  1,000,000 Simi Valley, CA MHRB (Lincoln Wood Ranch) - Series 1990
            Guaranteed by Federal Home Loan Mortgage Corporation                  06/01/10     0.35     1,000,000              A-1+
    600,000 State of California GO - Series 2003A-1
            West Deutsche Landesbank / JPMorgan Chase Bank, N.A.                  05/01/33     0.20       600,000   VMIG-1     A-1+
  1,000,000 State of California GO - Series 2005B-7
            LOC Landesbank Hessen Thuringen Girozentrale                          05/01/40     0.30     1,000,000   VMIG-1     A-1+
-----------                                                                                           -----------
167,083,040 Total Variable Rate Demand Instruments                                                    167,083,040
-----------                                                                                           -----------
Variable Rate Demand Instruments - Private Placements (b) (0.73%)
------------------------------------------------------------------------------------------------------------------------------------
$   190,000 Redevelopment Agency of the City of Morgan Hill
            (Nob Hill Venture Investments) - Series 1984
            LOC Wells Fargo Bank, N.A.                                            12/01/09     1.63%  $   190,000     P-1      A-1
  1,300,000 Redevelopment Agency of the City of Morgan Hill
            (Kent Trust Project) - Series 1984B
            LOC Wells Fargo Bank, N.A.                                            12/01/14     1.62     1,300,000     P-1      A-1
-----------                                                                                           -----------
 1,490,000 Total Variable Rate Demand Instruments - Private Placements                                  1,490,000
-----------                                                                                           -----------
           Total Investments (104.66%) (cost $ 212,948,872*)                                          212,948,872
           Liabilities in excess of cash and other assets (-4.66%)                                     (9,477,352)
                                                                                                      -----------
           Net Assets (100.00%)                                                                      $203,471,520
                                                                                                      ===========
           Net asset value, offering and redemption price per share:
           Class A Shares,        140,991,787  shares outstanding                                    $      1.00
                                                                                                     ===========
           Class B Shares,          3,679,164  shares outstanding                                    $      1.00
                                                                                                     ===========
           Advantage Shares,       58,812,592  shares outstanding                                    $      1.00
                                                                                                     ===========

         *Aggregate cost for federal income taxes is identical.  All securities are valued at amortized cost, and as a result, there is no unrealized appreciation or depreciation.

FOOTNOTES:
(a) Unless the securities are assigned their own ratings, the ratings are those of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Ratings are unaudited. In addition, certain issuers may have a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

(b) Securities are payable on demand at par including accrued interest (usually with seven days' notice) and, where indicated are unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

(c)  Security subject to alternative minimum tax.


Note 1 - Valuation of Securities -

     Investments are recorded on the basis of amortized cost, which approximates value as permitted by Rule 2a-7 under the 1940 Act. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

     The  Fund  adopted  Financial   Accounting  Standards  Board  Statement  of
     Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157") on January 1, 2008. FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 establishes a framework for measuring fair value and three level hierarchy for fair value measurements based on the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's own assumptions about the assumptions that market participants would use in pricing the assets or liability developed based on the best information available in the circumstances. The Fund's investment in its entirety is assigned a level based upon the inputs which are significant to the overall valuation. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels:

     Level 1 - quoted prices in active markets for identical securities

     Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     Level 3 - significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

     The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Money market securities may be valued using amortized cost, in accordance with the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but as the value is not obtained from a quoted price in an active market, such securities are reflected as a level 2.

     The following table summarizes the inputs used to value the fund's net assets as of March 31, 2009:

   Valuation Inputs                             Investment in Securities
   ----------------                             ------------------------
   Level 1 - Quoted Prices                         $         -0-
   Level 2 - Other Significant Observable Inputs     212,948,872
   Level 3 - Significant Unobservable Inputs                 -0-
                                                   -------------
   Total                                           $ 212,948,872
                                                   =============

   For the period ended March 31, 2009, there was no Level 1 or 3 investments.

KEY:
   ACES    =    Adjustable Convertible Extendible Securities  LOC      =   Letter of Credit
   COP     =    Certificates of Participation                 MHRB     =   Multi-Family Housing Revenue Bond
   GO      =    General Obligation                            PCFA     =   Pollution Control Finance
   HFFA    =    Health Facility Finance Authority             RB       =   Revenue Bond
   IDA     =    Industrial Development Authority              TRAN     =   Tax and Revenue Anticipation Notes

Temporary Guarantee Program for Money Market Funds


On October 2, 2008, the Board of Directors of the Fund approved the participation by the Fund in the U.S. Treasury Department's Temporary Guarantee Program for Money Market Funds through December 18, 2008 (the "Program"). Under the Program, if the Fund's market value per share drops below $0.995 on any day while the Program is in effect, shareholders of record on that date who also held shares in the Fund on September 19, 2008 may be eligible to receive a payment from the Treasury upon liquidation of the Fund, provided the Fund is liquidated soon after the day on which the Fund's market value per share drops below $0.995. The Program requires the Fund to pay the U.S. Department of Treasury a fee equal to 0.01% multiplied by the number of shares outstanding as of September 19, 2008, which were 275,978,811. This expense will be borne by the Fund.

On December 4, 2008, the Board of Directors of the Fund approved the extension of the Fund's participation in the Program. The extension provides coverage through April 30, 2009.

On April 6, 2009, the Board of Trustees of the Fund approved a second extension of the Fund's participation in the Program. The extension provides coverage through September 18, 2009. The extension of the Program requires the Fund to pay the U.S. Department of Treasury a fee equal to 0.015% multiplied by the number of shares outstanding as of September 19, 2008. This expense is borne by the Fund.

Item 2:    Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported on a timely basis.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.

Item 3:    Exhibits

Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2(a) of the Investment Company Act of 1940.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) California Daily Tax Free Income Fund, Inc.

By (Signature and Title)* /s/ Joseph Jerkovich
                             Joseph Jerkovich, Treasurer and Assistant Secretary

Date: May 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Michael P. Lydon
                              Michael P. Lydon, President
Date: May 29, 2009

By (Signature and Title)* /s/ Joseph Jerkovich
                             Joseph Jerkovich, Treasurer and Assistant Secretary
Date: May 29, 2009

* Print the name and title of each signing officer under his or her signature.